RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,860,254,733	$ 1,581,584,786
Notes receivable from investments, included in investments on Form 5500	37,595,443	34,478,809
Loans deemed distributed	(37,595,443)	(34,478,809)
Net assets per the Form 5500	$ 1,860,254,733	$ 1,581,584,786